Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2011
Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited
Schedule of Share-based Compensation, Stock Options, Activity

The following is a summary of the stock-based compensation plan of MHFG, MHBK and MHCB for the fiscal year ended March 31, 2011:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	9,290,000	1
Granted during fiscal year	6,808,000	1
Exercised during fiscal year	3,760,000	1

Outstanding at end of fiscal year	12,338,000	1	18.91	1,690

Exercisable at end of fiscal year	266,000	1	18.96	36

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The following table presents the assumptions to estimate the fair value of stock acquisition rights on the date of grant used in the Black-Scholes option pricing model. The risk-free interest rate is based on the Japanese government bonds yield curve for the expected remaining term in effect at the date of grant. The expected volatility is based on the historical trading data of MHFG common stock. The expected remaining term is based on the average service period of Directors of MHFG, MHBK, and MHCB, which represents the period of time that stock acquisition rights granted are expected to be outstanding. The expected dividend yield is based on the dividend rate of MHFG common stock at the date of grant.

	For the stock acquisition rights granted during the fiscal year ended March 31,
	2010	2011
Risk-free interest rate	0.22%	0.13%
Expected volatility	67.18%	59.55%
Expected remaining term (in years)	1.86	2.00
Expected dividend yield	4.35%	4.55%

Mizuho Trust & Banking Company Limited
Schedule of Share-based Compensation, Stock Options, Activity

The following is a summary of the stock-based compensation plan of MHTB for the fiscal year ended March 31, 2011:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	2,824,000	1
Granted during fiscal year	2,586,000	1
Exercised during fiscal year	846,000	1

Outstanding at end of fiscal year	4,564,000	1	18.78	338

Exercisable at end of fiscal year	—	—	—	—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The following table presents the assumptions to estimate the fair value of stock acquisition rights on the date of grant used in the Black-Scholes option pricing model. The assumptions used are the same as those of the aforementioned plan for Directors of MHFG, MHBK, and MHCB except that the underlying security is MHTB common stock.

	For the stock acquisition rights granted during the fiscal year ended March 31,
	2010	2011
Risk-free interest rate	0.23%	0.15%
Expected volatility	49.14%	47.67%
Expected remaining term (in years)	1.84	2.00
Expected dividend yield	0%	1.37%

Mizuho Securities Company Limited
Schedule of Share-based Compensation, Stock Options, Activity

The following is a summary of the stock-based compensation plan of MHSC for the fiscal year ended March 31, 2011:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	1,199,000	1
Granted during fiscal year	1,972,000	1
Exercised during fiscal year	536,000	1
Forfeited during fiscal year	14,000	1

Outstanding at end of fiscal year	2,621,000	1	19.03	577

Exercisable at end of fiscal year	—	—	—	—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The following table presents the assumptions to estimate the fair value of stock acquisition rights on the date of grant used in the Black-Scholes option pricing model. The assumptions used are the same as those of the aforementioned plan for Directors of MHFG, MHBK, and MHCB except that the underlying security is MHSC common stock.

	For the stock acquisition rights granted during the fiscal year ended March 31,
	2010	2011
Risk-free interest rate	0.38%	0.18%
Expected volatility	51.64%	50.47%
Expected remaining term (in years)	3.03	3.27
Expected dividend yield	1.55%	2.42%